Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Statement Of Financial Position [Abstract]
Securities held to maturity, fair value	$ 421,064	$ 479,339
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	30,530,470	30,530,470
Common stock, shares outstanding	26,528,999	26,166,652
Treasury stock, shares	4,001,471	4,363,818